Direct Costs (Details) - Schedule of direct costs - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Direct Costs Abstract
Depreciation on property, plant and equipment (Note 17)	$ 12,615,658	$ 6,806,198	$ 5,800,007	$ 5,785,745	$ 5,763,150	$ 692,775
Operations staff salary	4,232,980	3,891,969	3,482,431	3,074,727	2,808,702	1,518,794
Port expenses (Note 8.1)	2,039,396	1,681,878	1,558,887	1,294,829	423,094
Spare parts and consumables (Note 15)	1,460,979	938,386	657,917	788,792	592,471	50,891
Insurance charges	955,977	782,357	397,976	323,702	377,053	31,304
Maintenance charges	2,741,780	332,658			95,357
Operations pickup charges					10,352
Repairs & maintenance consumables					5,049
License fees					7,907
Power and electricity					1,247
Other expenses					15,852	2,045
Total	$ 24,691,442	$ 14,984,022	$ 12,708,386	$ 11,497,239	$ 10,100,234	$ 2,295,809